UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Acting Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Acting Chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.14%
Actual		$ 1,000.00	$ 973.10	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.79
Class T	1.36%
Actual		$ 1,000.00	$ 972.10	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.90
Class B	1.95%
Actual		$ 1,000.00	$ 969.00	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.33	$ 9.88
Class C	1.88%
Actual		$ 1,000.00	$ 969.40	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.53
Institutional Class	.87%
Actual		$ 1,000.00	$ 974.30	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	9.1	6.0
Service Corp. International	4.6	3.7
The AES Corp.	4.2	3.0
Apple, Inc.	3.6	1.2
Comcast Corp. Class A	2.7	2.1
ON Semiconductor Corp.	2.4	3.2
Tenet Healthcare Corp.	2.1	2.4
HollyFrontier Corp.	2.1	1.4
El Paso Corp.	2.0	3.3
GameStop Corp. Class A	1.9	1.1
	34.7
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	18.5
Materials	15.8	15.8
Industrials	13.8	17.0
Information Technology	12.7	10.7
Energy	9.1	15.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 96.6%		Stocks 97.9%
	Bonds 0.3%		Bonds 0.1%
	Other Investments 0.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	14.8%	** Foreign investments	12.4%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 1.4%
Exide Technologies (a)	3,282,263	$ 10,831
Tenneco, Inc. (a)	630,300	20,233
TRW Automotive Holdings Corp. (a)	377,100	14,149
		45,213
Automobiles - 3.4%
Daimler AG (United States)	153,600	8,545
Ford Motor Co.	4,848,378	60,217
General Motors Co. (a)	1,284,183	30,846
General Motors Co.:
warrants 7/10/16 (a)	365,056	5,523
warrants 7/10/19 (a)	365,056	3,811
		108,942
Diversified Consumer Services - 4.8%
Service Corp. International (f)	13,030,876	144,643
Stewart Enterprises, Inc. Class A	1,163,232	7,154
		151,797
Hotels, Restaurants & Leisure - 0.7%
Ameristar Casinos, Inc.	89,900	1,758
Penn National Gaming, Inc. (a)	475,164	19,453
Station Holdco LLC warrants 6/15/18 (a)(h)(i)	116,342	3
Wendy's Co.	453,200	2,126
		23,340
Household Durables - 1.6%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	2,858
Lennar Corp. Class A	576,600	12,391
Newell Rubbermaid, Inc.	1,935,853	35,755
		51,004
Leisure Equipment & Products - 0.3%
Callaway Golf Co. (e)	1,339,225	8,973
Media - 4.9%
AMC Networks, Inc. Class A	109,744	4,693
Belo Corp. Series A	136,200	1,012
Cablevision Systems Corp. - NY Group Class A	438,976	6,387
Cinemark Holdings, Inc.	2,129,655	41,997
Comcast Corp. Class A	3,267,902	86,894
Gray Television, Inc. (a)(e)(f)	3,167,163	6,493
LIN TV Corp. Class A (a)	671,815	2,707
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)(e)	11,800	$ 42
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	6,943
		157,168
Multiline Retail - 0.3%
Target Corp.	152,700	7,759
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	314,878	7,214
Charming Shoppes, Inc. (a)(e)	2,928,609	14,526
GameStop Corp. Class A (a)(e)	2,602,775	60,801
Sally Beauty Holdings, Inc. (a)	1,303,600	26,880
		109,421
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	262,180	18,366
PVH Corp.	451,282	34,834
		53,200
TOTAL CONSUMER DISCRETIONARY		716,817
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	181,391	13,428
Food Products - 1.8%
Darling International, Inc. (a)	3,028,758	46,279
Smithfield Foods, Inc. (a)	457,894	10,225
		56,504
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,245
TOTAL CONSUMER STAPLES		77,177
ENERGY - 9.1%
Energy Equipment & Services - 2.8%
Ensco International Ltd. ADR	90,000	4,738
Halliburton Co.	978,707	35,997
Noble Corp.	366,200	12,758
Oil States International, Inc. (a)	103,500	8,248
Parker Drilling Co. (a)	944,929	6,142
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	90,600	$ 6,810
Transocean Ltd. (United States)	316,300	14,961
		89,654
Oil, Gas & Consumable Fuels - 6.3%
Alpha Natural Resources, Inc. (a)	1,148,535	23,109
Continental Resources, Inc. (a)(e)	199,413	16,089
El Paso Corp.	2,388,537	64,180
Forest Oil Corp. (a)	1,097,891	14,273
HollyFrontier Corp.	2,260,959	66,337
Overseas Shipholding Group, Inc. (e)	315,141	4,005
Range Resources Corp.	202,800	11,665
		199,658
TOTAL ENERGY		289,312
FINANCIALS - 6.9%
Capital Markets - 0.6%
Morgan Stanley	973,900	18,163
Commercial Banks - 2.6%
Huntington Bancshares, Inc.	8,305,620	47,425
Regions Financial Corp.	2,739,606	14,301
SunTrust Banks, Inc.	1,016,000	20,899
		82,625
Consumer Finance - 0.6%
American Express Co.	409,653	20,540
Diversified Financial Services - 0.9%
Citigroup, Inc.	707,653	21,739
JPMorgan Chase & Co.	213,400	7,960
		29,699
Insurance - 1.6%
AFLAC, Inc.	530,400	25,581
Assured Guaranty Ltd.	1,042,899	16,175
Lincoln National Corp.	360,400	7,763
		49,519
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	832,331	$ 13,667
Sabra Health Care REIT, Inc.	452,492	6,434
		20,101
TOTAL FINANCIALS		220,647
HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	342,292	8,266
Boston Scientific Corp. (a)	2,947,700	17,568
Covidien PLC	286,325	14,746
		40,580
Health Care Providers & Services - 4.7%
Community Health Systems, Inc. (a)	806,824	15,088
DaVita, Inc. (a)	303,353	24,817
HCA Holdings, Inc.	998,521	24,404
Kindred Healthcare, Inc. (a)	89,913	1,103
Sun Healthcare Group, Inc. (a)	452,492	2,054
Tenet Healthcare Corp. (a)	13,028,291	68,920
Universal Health Services, Inc. Class B	317,795	13,122
		149,508
Pharmaceuticals - 1.3%
Hospira, Inc. (a)	297,042	10,236
Merck & Co., Inc.	822,800	31,480
		41,716
TOTAL HEALTH CARE		231,804
INDUSTRIALS - 13.5%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	69,305	4,955
Teledyne Technologies, Inc. (a)	280,200	15,904
Textron, Inc.	497,300	12,671
		33,530
Airlines - 2.3%
Delta Air Lines, Inc. (a)	4,355,662	45,952
Southwest Airlines Co.	478,033	4,580
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc. (a)	309,700	$ 7,154
US Airways Group, Inc. (a)(e)	1,683,000	14,205
		71,891
Building Products - 2.0%
Armstrong World Industries, Inc. (a)	954,422	44,572
Owens Corning (a)	561,039	18,935
Owens Corning warrants 10/31/13 (a)	193,400	451
		63,958
Commercial Services & Supplies - 2.2%
Cenveo, Inc. (a)	2,186,400	7,324
Deluxe Corp.	1,491,927	38,149
R.R. Donnelley & Sons Co. (e)	363,600	4,130
The Brink's Co.	389,160	10,970
Waste Management, Inc.	278,308	9,674
		70,247
Electrical Equipment - 2.1%
Belden, Inc.	856,834	33,596
Emerson Electric Co.	136,500	7,013
General Cable Corp. (a)	453,600	13,998
Polypore International, Inc. (a)	363,700	13,850
		68,457
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	90,090	4,300
General Electric Co.	896,117	16,766
Tyco International Ltd.	267,791	13,644
		34,710
Machinery - 1.8%
Accuride Corp. warrants 2/26/12 (a)	352,472	0
Fiat Industrial SpA (a)	1,365,577	13,378
Ingersoll-Rand PLC	698,377	24,401
Stanley Black & Decker, Inc.	152,597	10,709
Timken Co.	187,566	9,159
		57,647
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	6,473
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	590,870	8,479
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	271,800	$ 6,129
Hertz Global Holdings, Inc. (a)	583,000	7,929
		22,537
TOTAL INDUSTRIALS		429,450
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,556,200	30,548
JDS Uniphase Corp. (a)	136,700	1,735
Motorola Mobility Holdings, Inc.	63,912	2,469
		34,752
Computers & Peripherals - 4.6%
Apple, Inc. (a)	253,937	115,917
EMC Corp. (a)	1,160,700	29,900
		145,817
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	489,587	17,072
DDi Corp.	23,328	226
SMTC Corp. (a)	343,580	993
Viasystems Group, Inc. (a)	441,914	7,508
		25,799
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc. (a)	117,818	3,220
VeriSign, Inc.	194,300	7,201
		10,421
IT Services - 0.3%
CACI International, Inc. Class A (a)	152,000	8,921
Office Electronics - 0.3%
Xerox Corp.	1,439,358	11,155
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	1,061,926	14,846
Freescale Semiconductor Holdings I Ltd.	480,700	7,677
Intel Corp.	376,819	9,956
Intersil Corp. Class A	1,177,013	13,253
Micron Technology, Inc. (a)	1,890,455	14,349
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	224,800	$ 4,773
ON Semiconductor Corp. (a)	8,717,840	75,845
		140,699
Software - 0.9%
Autodesk, Inc. (a)	236,100	8,500
Citrix Systems, Inc. (a)	190,801	12,442
Microsoft Corp.	91,200	2,693
Nuance Communications, Inc. (a)	180,700	5,154
		28,789
TOTAL INFORMATION TECHNOLOGY		406,353
MATERIALS - 15.8%
Chemicals - 12.3%
Dow Chemical Co.	695,412	23,303
H.B. Fuller Co.	380,376	10,886
LyondellBasell Industries NV Class A	6,762,758	291,474
OMNOVA Solutions, Inc. (a)(f)	2,353,294	11,672
Phosphate Holdings, Inc. (a)	192,500	1,059
Solutia, Inc.	554,000	15,235
TPC Group, Inc. (a)	93,624	3,076
W.R. Grace & Co. (a)	690,991	36,996
		393,701
Containers & Packaging - 2.1%
Rock-Tenn Co. Class A	801,377	49,573
Sealed Air Corp.	908,851	18,113
		67,686
Metals & Mining - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	437,500	20,038
Ormet Corp. (a)	500,000	2,760
Ormet Corp. (a)(i)	150,000	828
Teck Resources Ltd. Class B (sub. vtg.)	341,500	14,481
		38,107
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	231,700	5,508
TOTAL MATERIALS		505,002
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	621,786	$ 23,025
Level 3 Communications, Inc. (a)(e)	184,741	3,427
		26,452
UTILITIES - 5.2%
Independent Power Producers & Energy Traders - 5.2%
Calpine Corp. (a)	2,132,400	31,133
The AES Corp. (a)	10,548,678	134,601
		165,734
TOTAL COMMON STOCKS (Cost $2,750,694)		3,068,748
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	5,684
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	360,987	8,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		13,694
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	17
7.125% 7/15/13 (d)	6,805	46
7.2% 1/15/11 (d)	18,790	126
8.25% 7/15/23 (d)	20,460	137
8.375% 7/15/33 (d)	41,210	276
8.8% 3/1/21 (d)	8,800	59
		661
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	$ 8,640	$ 5,314
TOTAL CONSUMER DISCRETIONARY		5,975
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	4,033
TOTAL NONCONVERTIBLE BONDS (Cost $9,944)		10,008
Floating Rate Loans - 0.4%

INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways Group, Inc. term loan 2.77% 3/23/14 (g)	9,010	8,154
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (g)	4,289	2,659
TOTAL FLOATING RATE LOANS (Cost $11,592)		10,813
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	95,239,019	$ 95,239
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	27,123,422	27,123
TOTAL MONEY MARKET FUNDS (Cost $122,362)		122,362
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,916,654)		3,225,625
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(34,358)
NET ASSETS - 100%		$ 3,191,267
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $831,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	887
Total	$ 942
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 7,696	$ -	$ -	$ -	$ 6,493
OMNOVA Solutions, Inc.	15,521	283	-	-	11,672
Service Corp. International	134,599	1,717	-	1,294	144,643
Total	$ 157,816	$ 2,000	$ -	$ 1,294	$ 162,808
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 716,817	$ 716,814	$ -	$ 3
Consumer Staples	82,861	77,177	-	5,684
Energy	289,312	289,312	-	-
Financials	228,657	228,657	-	-
Health Care	231,804	231,804	-	-
Industrials	429,450	429,450	-	-
Information Technology	406,353	406,353	-	-
Materials	505,002	505,002	-	-
Telecommunication Services	26,452	26,452	-	-
Utilities	165,734	165,734	-	-
Corporate Bonds	10,008	-	9,347	661
Floating Rate Loans	10,813	-	10,813	-
Money Market Funds	122,362	122,362	-	-
Total Investments in Securities:	$ 3,225,625	$ 3,199,117	$ 20,160	$ 6,348
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,861
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170)
Cost of Purchases	-
Proceeds of Sales	(1,024)
Amortization/Accretion	681
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,348
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (170)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.2%
Netherlands	9.2%
Switzerland	1.3%
Ireland	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,019) - See accompanying schedule: Unaffiliated issuers (cost $2,622,984)	$ 2,940,455
Fidelity Central Funds (cost $122,362)	122,362
Other affiliated issuers (cost $171,308)	162,808
Total Investments (cost $2,916,654)		$ 3,225,625
Cash		529
Receivable for investments sold		33,635
Receivable for fund shares sold		4,883
Dividends receivable		665
Interest receivable		375
Distributions receivable from Fidelity Central Funds		82
Prepaid expenses		8
Other receivables		164
Total assets		3,265,966

Liabilities
Payable for investments purchased	$ 32,873
Payable for fund shares redeemed	11,476
Accrued management fee	1,560
Distribution and service plan fees payable	1,006
Other affiliated payables	627
Other payables and accrued expenses	34
Collateral on securities loaned, at value	27,123
Total liabilities		74,699

Net Assets		$ 3,191,267
Net Assets consist of:
Paid in capital		$ 3,671,148
Accumulated net investment loss		(34,673)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(754,179)
Net unrealized appreciation (depreciation) on investments		308,971
Net Assets		$ 3,191,267

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,211,159 ÷ 35,922.1 shares)	$ 33.72

Maximum offering price per share (100/94.25 of $33.72)	$ 35.78
Class T: Net Asset Value and redemption price per share ($795,496 ÷ 24,047.8 shares)	$ 33.08

Maximum offering price per share (100/96.50 of $33.08)	$ 34.28
Class B: Net Asset Value and offering price per share ($99,698 ÷ 3,118.5 shares)A	$ 31.97

Class C: Net Asset Value and offering price per share ($442,226 ÷ 13,830.6 shares)A	$ 31.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($642,688 ÷ 18,824.1 shares)	$ 34.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $1,294 earned from other affiliated issuers)		$ 12,247
Interest		663
Income from Fidelity Central Funds (including $887 from security lending)		942
Total income		13,852

Expenses
Management fee	$ 9,069
Transfer agent fees	3,398
Distribution and service plan fees	5,888
Accounting and security lending fees	442
Custodian fees and expenses	21
Independent trustees' compensation	10
Registration fees	98
Audit	35
Legal	8
Miscellaneous	15
Total expenses before reductions	18,984
Expense reductions	(200)	18,784
Net investment income (loss)		(4,932)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44,478
Change in net unrealized appreciation (depreciation) on investment securities		(190,501)
Net gain (loss)		(146,023)
Net increase (decrease) in net assets resulting from operations		$ (150,955)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,932)	$ (14,112)
Net realized gain (loss)	44,478	260,303
Change in net unrealized appreciation (depreciation)	(190,501)	509,602
Net increase (decrease) in net assets resulting from operations	(150,955)	755,793
Distributions to shareholders from net investment income	(28,865)	(1,440)
Distributions to shareholders from net realized gain	-	(5,372)
Total distributions	(28,865)	(6,812)
Share transactions - net increase (decrease)	(299,190)	(740,112)
Total increase (decrease) in net assets	(479,010)	8,869

Net Assets
Beginning of period	3,670,277	3,661,408
End of period (including accumulated net investment loss of $34,673 and accumulated net investment loss of $876, respectively)	$ 3,191,267	$ 3,670,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008H	2007K	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09
Income from Investment Operations
Net investment income (loss)E	(.03)	(.08)	.05	.27	.05	.35I	.11
Net realized and unrealized gain (loss)	(.94)	6.61	4.91	(12.93)	(.97)	5.47	4.95
Total from investment operations	(.97)	6.53	4.96	(12.66)	(.92)	5.82	5.06
Distributions from net investment income	(.32)	(.01)N	(.09)	(.12)	(.23)	(.04)	(.07)
Distributions from net realized gain	-	(.06)N	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.32)	(.07)	(.10)	(.12)	(1.21)M	(.21)	(.16)L
Net asset value, end of period	$ 33.72	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99
Total ReturnB,C,D	(2.69)%	22.88%	20.96%	(34.57)%	(2.42)%	17.74%	18.10%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.14%A	1.13%	1.15%	1.20%	1.12%A	1.11%	1.16%
Expenses net of fee waivers, if any	1.14%A	1.13%	1.15%	1.20%	1.12%A	1.11%	1.16%
Expenses net of all reductions	1.13%A	1.12%	1.15%	1.20%	1.12%A	1.11%	1.16%
Net investment income (loss)	(.20)%A	(.23)%	.18%	1.27%	.20%A	.93%I	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,211	$ 1,426	$ 1,428	$ 1,343	$ 2,288	$ 1,719	$ 736
Portfolio turnover rateG	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..49%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. M Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share. N The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008H	2007K	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72
Income from Investment Operations
Net investment income (loss)E	(.06)	(.15)	(.01)	.22	(.01)	.26I	.04
Net realized and unrealized gain (loss)	(.93)	6.48	4.83	(12.73)	(.95)	5.39	4.88
Total from investment operations	(.99)	6.33	4.82	(12.51)	(.96)	5.65	4.92
Distributions from net investment income	(.29)	-N	(.06)	(.10)	(.14)	-	(.03)
Distributions from net realized gain	-	(.02)N	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.29)	(.02)	(.07)	(.10)	(1.13)M	(.17)	(.12)L
Net asset value, end of period	$ 33.08	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52
Total ReturnB,C,D	(2.79)%	22.58%	20.72%	(34.71)%	(2.57)%	17.45%	17.80%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.36%A	1.35%	1.37%	1.42%	1.34%A	1.34%	1.40%
Expenses net of fee waivers, if any	1.36%A	1.35%	1.37%	1.42%	1.34%A	1.34%	1.40%
Expenses net of all reductions	1.35%A	1.35%	1.37%	1.42%	1.34%A	1.34%	1.39%
Net investment income (loss)	(.42)%A	(.45)%	(.04)%	1.05%	(.03)%A	.70%I	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 795	$ 906	$ 867	$ 728	$ 1,037	$ 895	$ 480
Portfolio turnover rateG	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..26%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. M Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share. N The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008H	2007K	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32
Income from Investment Operations
Net investment income (loss)E	(.14)	(.33)	(.17)	.10	(.15)	.05I	(.13)
Net realized and unrealized gain (loss)	(.91)	6.30	4.72	(12.43)	(.93)	5.29	4.81
Total from investment operations	(1.05)	5.97	4.55	(12.33)	(1.08)	5.34	4.68
Distributions from net investment income	(.22)	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	(.93)	(.17)	(.06)
Total distributions	(.22)	-	(.01)	(.04)	(.93)M	(.17)	(.06)L
Net asset value, end of period	$ 31.97	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94
Total ReturnB,C,D	(3.10)%	21.89%	20.00%	(35.06)%	(2.93)%	16.79%	17.14%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.95%A	1.93%	1.96%	1.97%	1.92%A	1.90%	1.96%
Expenses net of fee waivers, if any	1.95%A	1.93%	1.96%	1.97%	1.92%A	1.90%	1.96%
Expenses net of all reductions	1.93%A	1.92%	1.96%	1.97%	1.92%A	1.90%	1.95%
Net investment income (loss)	(1.00)%A	(1.03)%	(.63)%	.49%	(.61)%A	.14%I	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 121	$ 131	$ 128	$ 230	$ 227	$ 150
Portfolio turnover rateG	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Distributions from net realized gain represent $.055 per share. M Distributions from net realized gain represent $.932 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008H	2007K	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28
Income from Investment Operations
Net investment income (loss)E	(.13)	(.31)	(.15)	.11	(.13)	.07I	(.10)
Net realized and unrealized gain (loss)	(.91)	6.29	4.72	(12.42)	(.94)	5.30	4.79
Total from investment operations	(1.04)	5.98	4.57	(12.31)	(1.07)	5.37	4.69
Distributions from net investment income	(.23)	-	-L	(.04)	(.01)	-	-
Distributions from net realized gain	-	-	(.01)	-	(.98)	(.17)	(.06)
Total distributions	(.23)	-	(.01)	(.04)	(.99)M	(.17)	(.06)N
Net asset value, end of period	$ 31.97	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91
Total ReturnB,C,D	(3.06)%	21.94%	20.13%	(35.06)%	(2.91)%	16.90%	17.20%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.88%A	1.86%	1.89%	1.94%	1.85%A	1.84%	1.89%
Expenses net of fee waivers, if any	1.88%A	1.86%	1.89%	1.94%	1.85%A	1.84%	1.89%
Expenses net of all reductions	1.86%A	1.86%	1.89%	1.94%	1.85%A	1.84%	1.88%
Net investment income (loss)	(.93)%A	(.97)%	(.56)%	.53%	(.54)%A	.20%I	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 522	$ 525	$ 496	$ 962	$ 850	$ 413
Portfolio turnover rateG	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Amount represents less than $.01 per share. M Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share. N Distributions from net realized gain represent $.055 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G	2007J	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34
Income from Investment Operations
Net investment income (loss)D	.01	.02	.13	.33	.12	.46H	.21
Net realized and unrealized gain (loss)	(.96)	6.67	4.96	(13.06)	(.99)	5.51	4.98
Total from investment operations	(.95)	6.69	5.09	(12.73)	(.87)	5.97	5.19
Distributions from net investment income	(.35)	(.05)M	(.15)	(.15)	(.31)	(.11)	(.13)
Distributions from net realized gain	-	(.10)M	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.35)	(.15)	(.16)	(.15)	(1.29)K	(.28)	(.21)L
Net asset value, end of period	$ 34.14	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32
Total ReturnB,C	(2.57)%	23.21%	21.30%	(34.38)%	(2.26)%	18.06%	18.43%
Ratios to Average Net AssetsE,I
Expenses before reductions	.87%A	.85%	.87%	.93%	.85%A	.84%	.87%
Expenses net of fee waivers, if any	.87%A	.85%	.87%	.93%	.85%A	.84%	.87%
Expenses net of all reductions	.85%A	.85%	.87%	.93%	.85%A	.83%	.86%
Net investment income (loss)	.08%A	.04%	.46%	1.54%	.47%A	1.21%H	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 643	$ 694	$ 710	$ 561	$ 985	$ 722	$ 203
Portfolio turnover rateF	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. H Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, non-taxable dividends, equity-debt classifications, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 628,052
Gross unrealized depreciation	(318,978)
Net unrealized appreciation (depreciation) on securities and other investments	$ 309,074

Tax cost	$ 2,916,551

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (25,004)
2018	(769,478)
Total capital loss carryforward	$ (794,482)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $656,300 and $976,981, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,433	$ -
Class T	.25%	.25%	1,867	-
Class B	.75%	.25%	483	363
Class C	.75%	.25%	2,105	145
			$ 5,888	$ 508

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62
Class T	10
Class B*	122
Class C*	24
$ 218

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 1,387.24
Class T	778.21
Class B	144.30
Class C	480.23
Institutional Class	609.22
	$ 3,398

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $150. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $9 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $200 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 11,505	$ 330
Class T	7,107	-
Class B	710	-
Class C	3,243	-
Institutional Class	6,300	1,110
Total	$ 28,865	$ 1,440
From net realized gain
Class A	$ -	$ 2,670
Class T	-	690
Institutional Class	-	2,012
Total	$ -	$ 5,372

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	3,627	8,794	$ 111,125	$ 302,028
Reinvestment of distributions	347	84	10,560	2,694
Shares redeemed	(8,793)	(18,145)	(264,530)	(605,426)
Net increase (decrease)	(4,819)	(9,267)	$ (142,845)	$ (300,704)
Class T
Shares sold	2,843	6,492	$ 84,744	$ 217,970
Reinvestment of distributions	222	19	6,629	643
Shares redeemed	(5,392)	(11,059)	(159,951)	(364,349)
Net increase (decrease)	(2,327)	(4,548)	$ (68,578)	$ (145,736)
Class B
Shares sold	22	89	$ 627	$ 2,833
Reinvestment of distributions	21	-	605	-
Shares redeemed	(566)	(1,245)	(16,228)	(39,345)
Net increase (decrease)	(523)	(1,156)	$ (14,996)	$ (36,512)
Class C
Shares sold	510	1,737	$ 14,688	$ 57,110
Reinvestment of distributions	88	-	2,548	-
Shares redeemed	(2,475)	(5,296)	(70,866)	(166,690)
Net increase (decrease)	(1,877)	(3,559)	$ (53,630)	$ (109,580)
Institutional Class
Shares sold	5,076	9,169	$ 159,600	$ 313,032
Reinvestment of distributions	165	78	5,095	2,419
Shares redeemed	(6,011)	(14,227)	(183,836)	(463,031)
Net increase (decrease)	(770)	(4,980)	$ (19,141)	$ (147,580)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSF-USAN-0312
1.786797.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(The Acting Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Acting Chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	1.14%
Actual		$ 1,000.00	$ 973.10	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.79
Class T	1.36%
Actual		$ 1,000.00	$ 972.10	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.90
Class B	1.95%
Actual		$ 1,000.00	$ 969.00	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.33	$ 9.88
Class C	1.88%
Actual		$ 1,000.00	$ 969.40	$ 9.31
HypotheticalA		$ 1,000.00	$ 1,015.69	$ 9.53
Institutional Class	.87%
Actual		$ 1,000.00	$ 974.30	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.76	$ 4.42

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	9.1	6.0
Service Corp. International	4.6	3.7
The AES Corp.	4.2	3.0
Apple, Inc.	3.6	1.2
Comcast Corp. Class A	2.7	2.1
ON Semiconductor Corp.	2.4	3.2
Tenet Healthcare Corp.	2.1	2.4
HollyFrontier Corp.	2.1	1.4
El Paso Corp.	2.0	3.3
GameStop Corp. Class A	1.9	1.1
	34.7
Top Five Market Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	18.5
Materials	15.8	15.8
Industrials	13.8	17.0
Information Technology	12.7	10.7
Energy	9.1	15.0
Asset Allocation (% of fund's net assets)
As of January 31, 2012*		As of July 31, 2011**
	Stocks 96.6%		Stocks 97.9%
	Bonds 0.3%		Bonds 0.1%
	Other Investments 0.4%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	14.8%	** Foreign investments	12.4%

Semiannual Report

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 1.4%
Exide Technologies (a)	3,282,263	$ 10,831
Tenneco, Inc. (a)	630,300	20,233
TRW Automotive Holdings Corp. (a)	377,100	14,149
		45,213
Automobiles - 3.4%
Daimler AG (United States)	153,600	8,545
Ford Motor Co.	4,848,378	60,217
General Motors Co. (a)	1,284,183	30,846
General Motors Co.:
warrants 7/10/16 (a)	365,056	5,523
warrants 7/10/19 (a)	365,056	3,811
		108,942
Diversified Consumer Services - 4.8%
Service Corp. International (f)	13,030,876	144,643
Stewart Enterprises, Inc. Class A	1,163,232	7,154
		151,797
Hotels, Restaurants & Leisure - 0.7%
Ameristar Casinos, Inc.	89,900	1,758
Penn National Gaming, Inc. (a)	475,164	19,453
Station Holdco LLC warrants 6/15/18 (a)(h)(i)	116,342	3
Wendy's Co.	453,200	2,126
		23,340
Household Durables - 1.6%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	2,858
Lennar Corp. Class A	576,600	12,391
Newell Rubbermaid, Inc.	1,935,853	35,755
		51,004
Leisure Equipment & Products - 0.3%
Callaway Golf Co. (e)	1,339,225	8,973
Media - 4.9%
AMC Networks, Inc. Class A	109,744	4,693
Belo Corp. Series A	136,200	1,012
Cablevision Systems Corp. - NY Group Class A	438,976	6,387
Cinemark Holdings, Inc.	2,129,655	41,997
Comcast Corp. Class A	3,267,902	86,894
Gray Television, Inc. (a)(e)(f)	3,167,163	6,493
LIN TV Corp. Class A (a)	671,815	2,707
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)(e)	11,800	$ 42
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	6,943
		157,168
Multiline Retail - 0.3%
Target Corp.	152,700	7,759
Specialty Retail - 3.4%
Asbury Automotive Group, Inc. (a)	314,878	7,214
Charming Shoppes, Inc. (a)(e)	2,928,609	14,526
GameStop Corp. Class A (a)(e)	2,602,775	60,801
Sally Beauty Holdings, Inc. (a)	1,303,600	26,880
		109,421
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	262,180	18,366
PVH Corp.	451,282	34,834
		53,200
TOTAL CONSUMER DISCRETIONARY		716,817
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.4%
Whole Foods Market, Inc.	181,391	13,428
Food Products - 1.8%
Darling International, Inc. (a)	3,028,758	46,279
Smithfield Foods, Inc. (a)	457,894	10,225
		56,504
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,245
TOTAL CONSUMER STAPLES		77,177
ENERGY - 9.1%
Energy Equipment & Services - 2.8%
Ensco International Ltd. ADR	90,000	4,738
Halliburton Co.	978,707	35,997
Noble Corp.	366,200	12,758
Oil States International, Inc. (a)	103,500	8,248
Parker Drilling Co. (a)	944,929	6,142
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	90,600	$ 6,810
Transocean Ltd. (United States)	316,300	14,961
		89,654
Oil, Gas & Consumable Fuels - 6.3%
Alpha Natural Resources, Inc. (a)	1,148,535	23,109
Continental Resources, Inc. (a)(e)	199,413	16,089
El Paso Corp.	2,388,537	64,180
Forest Oil Corp. (a)	1,097,891	14,273
HollyFrontier Corp.	2,260,959	66,337
Overseas Shipholding Group, Inc. (e)	315,141	4,005
Range Resources Corp.	202,800	11,665
		199,658
TOTAL ENERGY		289,312
FINANCIALS - 6.9%
Capital Markets - 0.6%
Morgan Stanley	973,900	18,163
Commercial Banks - 2.6%
Huntington Bancshares, Inc.	8,305,620	47,425
Regions Financial Corp.	2,739,606	14,301
SunTrust Banks, Inc.	1,016,000	20,899
		82,625
Consumer Finance - 0.6%
American Express Co.	409,653	20,540
Diversified Financial Services - 0.9%
Citigroup, Inc.	707,653	21,739
JPMorgan Chase & Co.	213,400	7,960
		29,699
Insurance - 1.6%
AFLAC, Inc.	530,400	25,581
Assured Guaranty Ltd.	1,042,899	16,175
Lincoln National Corp.	360,400	7,763
		49,519
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Host Hotels & Resorts, Inc.	832,331	$ 13,667
Sabra Health Care REIT, Inc.	452,492	6,434
		20,101
TOTAL FINANCIALS		220,647
HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	342,292	8,266
Boston Scientific Corp. (a)	2,947,700	17,568
Covidien PLC	286,325	14,746
		40,580
Health Care Providers & Services - 4.7%
Community Health Systems, Inc. (a)	806,824	15,088
DaVita, Inc. (a)	303,353	24,817
HCA Holdings, Inc.	998,521	24,404
Kindred Healthcare, Inc. (a)	89,913	1,103
Sun Healthcare Group, Inc. (a)	452,492	2,054
Tenet Healthcare Corp. (a)	13,028,291	68,920
Universal Health Services, Inc. Class B	317,795	13,122
		149,508
Pharmaceuticals - 1.3%
Hospira, Inc. (a)	297,042	10,236
Merck & Co., Inc.	822,800	31,480
		41,716
TOTAL HEALTH CARE		231,804
INDUSTRIALS - 13.5%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	69,305	4,955
Teledyne Technologies, Inc. (a)	280,200	15,904
Textron, Inc.	497,300	12,671
		33,530
Airlines - 2.3%
Delta Air Lines, Inc. (a)	4,355,662	45,952
Southwest Airlines Co.	478,033	4,580
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc. (a)	309,700	$ 7,154
US Airways Group, Inc. (a)(e)	1,683,000	14,205
		71,891
Building Products - 2.0%
Armstrong World Industries, Inc. (a)	954,422	44,572
Owens Corning (a)	561,039	18,935
Owens Corning warrants 10/31/13 (a)	193,400	451
		63,958
Commercial Services & Supplies - 2.2%
Cenveo, Inc. (a)	2,186,400	7,324
Deluxe Corp.	1,491,927	38,149
R.R. Donnelley & Sons Co. (e)	363,600	4,130
The Brink's Co.	389,160	10,970
Waste Management, Inc.	278,308	9,674
		70,247
Electrical Equipment - 2.1%
Belden, Inc.	856,834	33,596
Emerson Electric Co.	136,500	7,013
General Cable Corp. (a)	453,600	13,998
Polypore International, Inc. (a)	363,700	13,850
		68,457
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	90,090	4,300
General Electric Co.	896,117	16,766
Tyco International Ltd.	267,791	13,644
		34,710
Machinery - 1.8%
Accuride Corp. warrants 2/26/12 (a)	352,472	0
Fiat Industrial SpA (a)	1,365,577	13,378
Ingersoll-Rand PLC	698,377	24,401
Stanley Black & Decker, Inc.	152,597	10,709
Timken Co.	187,566	9,159
		57,647
Marine - 0.2%
Navios Maritime Holdings, Inc.	1,788,039	6,473
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	590,870	8,479
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.	271,800	$ 6,129
Hertz Global Holdings, Inc. (a)	583,000	7,929
		22,537
TOTAL INDUSTRIALS		429,450
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,556,200	30,548
JDS Uniphase Corp. (a)	136,700	1,735
Motorola Mobility Holdings, Inc.	63,912	2,469
		34,752
Computers & Peripherals - 4.6%
Apple, Inc. (a)	253,937	115,917
EMC Corp. (a)	1,160,700	29,900
		145,817
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	489,587	17,072
DDi Corp.	23,328	226
SMTC Corp. (a)	343,580	993
Viasystems Group, Inc. (a)	441,914	7,508
		25,799
Internet Software & Services - 0.3%
DealerTrack Holdings, Inc. (a)	117,818	3,220
VeriSign, Inc.	194,300	7,201
		10,421
IT Services - 0.3%
CACI International, Inc. Class A (a)	152,000	8,921
Office Electronics - 0.3%
Xerox Corp.	1,439,358	11,155
Semiconductors & Semiconductor Equipment - 4.4%
Fairchild Semiconductor International, Inc. (a)	1,061,926	14,846
Freescale Semiconductor Holdings I Ltd.	480,700	7,677
Intel Corp.	376,819	9,956
Intersil Corp. Class A	1,177,013	13,253
Micron Technology, Inc. (a)	1,890,455	14,349
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP Semiconductors NV (a)	224,800	$ 4,773
ON Semiconductor Corp. (a)	8,717,840	75,845
		140,699
Software - 0.9%
Autodesk, Inc. (a)	236,100	8,500
Citrix Systems, Inc. (a)	190,801	12,442
Microsoft Corp.	91,200	2,693
Nuance Communications, Inc. (a)	180,700	5,154
		28,789
TOTAL INFORMATION TECHNOLOGY		406,353
MATERIALS - 15.8%
Chemicals - 12.3%
Dow Chemical Co.	695,412	23,303
H.B. Fuller Co.	380,376	10,886
LyondellBasell Industries NV Class A	6,762,758	291,474
OMNOVA Solutions, Inc. (a)(f)	2,353,294	11,672
Phosphate Holdings, Inc. (a)	192,500	1,059
Solutia, Inc.	554,000	15,235
TPC Group, Inc. (a)	93,624	3,076
W.R. Grace & Co. (a)	690,991	36,996
		393,701
Containers & Packaging - 2.1%
Rock-Tenn Co. Class A	801,377	49,573
Sealed Air Corp.	908,851	18,113
		67,686
Metals & Mining - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	437,500	20,038
Ormet Corp. (a)	500,000	2,760
Ormet Corp. (a)(i)	150,000	828
Teck Resources Ltd. Class B (sub. vtg.)	341,500	14,481
		38,107
Paper & Forest Products - 0.2%
Neenah Paper, Inc.	231,700	5,508
TOTAL MATERIALS		505,002
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	621,786	$ 23,025
Level 3 Communications, Inc. (a)(e)	184,741	3,427
		26,452
UTILITIES - 5.2%
Independent Power Producers & Energy Traders - 5.2%
Calpine Corp. (a)	2,132,400	31,133
The AES Corp. (a)	10,548,678	134,601
		165,734
TOTAL COMMON STOCKS (Cost $2,750,694)		3,068,748
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	5,684
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	360,987	8,010
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		13,694
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	17
7.125% 7/15/13 (d)	6,805	46
7.2% 1/15/11 (d)	18,790	126
8.25% 7/15/23 (d)	20,460	137
8.375% 7/15/33 (d)	41,210	276
8.8% 3/1/21 (d)	8,800	59
		661
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	$ 8,640	$ 5,314
TOTAL CONSUMER DISCRETIONARY		5,975
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	4,033
TOTAL NONCONVERTIBLE BONDS (Cost $9,944)		10,008
Floating Rate Loans - 0.4%

INDUSTRIALS - 0.3%
Airlines - 0.3%
US Airways Group, Inc. term loan 2.77% 3/23/14 (g)	9,010	8,154
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7953% 10/10/17 (g)	4,289	2,659
TOTAL FLOATING RATE LOANS (Cost $11,592)		10,813
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	95,239,019	$ 95,239
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	27,123,422	27,123
TOTAL MONEY MARKET FUNDS (Cost $122,362)		122,362
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,916,654)		3,225,625
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(34,358)
NET ASSETS - 100%		$ 3,191,267
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $831,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	887
Total	$ 942
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 7,696	$ -	$ -	$ -	$ 6,493
OMNOVA Solutions, Inc.	15,521	283	-	-	11,672
Service Corp. International	134,599	1,717	-	1,294	144,643
Total	$ 157,816	$ 2,000	$ -	$ 1,294	$ 162,808
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 716,817	$ 716,814	$ -	$ 3
Consumer Staples	82,861	77,177	-	5,684
Energy	289,312	289,312	-	-
Financials	228,657	228,657	-	-
Health Care	231,804	231,804	-	-
Industrials	429,450	429,450	-	-
Information Technology	406,353	406,353	-	-
Materials	505,002	505,002	-	-
Telecommunication Services	26,452	26,452	-	-
Utilities	165,734	165,734	-	-
Corporate Bonds	10,008	-	9,347	661
Floating Rate Loans	10,813	-	10,813	-
Money Market Funds	122,362	122,362	-	-
Total Investments in Securities:	$ 3,225,625	$ 3,199,117	$ 20,160	$ 6,348
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,861
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170)
Cost of Purchases	-
Proceeds of Sales	(1,024)
Amortization/Accretion	681
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,348
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ (170)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.2%
Netherlands	9.2%
Switzerland	1.3%
Ireland	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $26,019) - See accompanying schedule: Unaffiliated issuers (cost $2,622,984)	$ 2,940,455
Fidelity Central Funds (cost $122,362)	122,362
Other affiliated issuers (cost $171,308)	162,808
Total Investments (cost $2,916,654)		$ 3,225,625
Cash		529
Receivable for investments sold		33,635
Receivable for fund shares sold		4,883
Dividends receivable		665
Interest receivable		375
Distributions receivable from Fidelity Central Funds		82
Prepaid expenses		8
Other receivables		164
Total assets		3,265,966

Liabilities
Payable for investments purchased	$ 32,873
Payable for fund shares redeemed	11,476
Accrued management fee	1,560
Distribution and service plan fees payable	1,006
Other affiliated payables	627
Other payables and accrued expenses	34
Collateral on securities loaned, at value	27,123
Total liabilities		74,699

Net Assets		$ 3,191,267
Net Assets consist of:
Paid in capital		$ 3,671,148
Accumulated net investment loss		(34,673)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(754,179)
Net unrealized appreciation (depreciation) on investments		308,971
Net Assets		$ 3,191,267

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,211,159 ÷ 35,922.1 shares)	$ 33.72

Maximum offering price per share (100/94.25 of $33.72)	$ 35.78
Class T: Net Asset Value and redemption price per share ($795,496 ÷ 24,047.8 shares)	$ 33.08

Maximum offering price per share (100/96.50 of $33.08)	$ 34.28
Class B: Net Asset Value and offering price per share ($99,698 ÷ 3,118.5 shares)A	$ 31.97

Class C: Net Asset Value and offering price per share ($442,226 ÷ 13,830.6 shares)A	$ 31.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($642,688 ÷ 18,824.1 shares)	$ 34.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended January 31, 2012 (Unaudited)

Investment Income
Dividends (including $1,294 earned from other affiliated issuers)		$ 12,247
Interest		663
Income from Fidelity Central Funds (including $887 from security lending)		942
Total income		13,852

Expenses
Management fee	$ 9,069
Transfer agent fees	3,398
Distribution and service plan fees	5,888
Accounting and security lending fees	442
Custodian fees and expenses	21
Independent trustees' compensation	10
Registration fees	98
Audit	35
Legal	8
Miscellaneous	15
Total expenses before reductions	18,984
Expense reductions	(200)	18,784
Net investment income (loss)		(4,932)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44,478
Change in net unrealized appreciation (depreciation) on investment securities		(190,501)
Net gain (loss)		(146,023)
Net increase (decrease) in net assets resulting from operations		$ (150,955)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2012 (Unaudited)	Year ended July 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,932)	$ (14,112)
Net realized gain (loss)	44,478	260,303
Change in net unrealized appreciation (depreciation)	(190,501)	509,602
Net increase (decrease) in net assets resulting from operations	(150,955)	755,793
Distributions to shareholders from net investment income	(28,865)	(1,440)
Distributions to shareholders from net realized gain	-	(5,372)
Total distributions	(28,865)	(6,812)
Share transactions - net increase (decrease)	(299,190)	(740,112)
Total increase (decrease) in net assets	(479,010)	8,869

Net Assets
Beginning of period	3,670,277	3,661,408
End of period (including accumulated net investment loss of $34,673 and accumulated net investment loss of $876, respectively)	$ 3,191,267	$ 3,670,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008H	2007K	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09
Income from Investment Operations
Net investment income (loss)E	(.03)	(.08)	.05	.27	.05	.35I	.11
Net realized and unrealized gain (loss)	(.94)	6.61	4.91	(12.93)	(.97)	5.47	4.95
Total from investment operations	(.97)	6.53	4.96	(12.66)	(.92)	5.82	5.06
Distributions from net investment income	(.32)	(.01)N	(.09)	(.12)	(.23)	(.04)	(.07)
Distributions from net realized gain	-	(.06)N	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.32)	(.07)	(.10)	(.12)	(1.21)M	(.21)	(.16)L
Net asset value, end of period	$ 33.72	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99
Total ReturnB,C,D	(2.69)%	22.88%	20.96%	(34.57)%	(2.42)%	17.74%	18.10%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.14%A	1.13%	1.15%	1.20%	1.12%A	1.11%	1.16%
Expenses net of fee waivers, if any	1.14%A	1.13%	1.15%	1.20%	1.12%A	1.11%	1.16%
Expenses net of all reductions	1.13%A	1.12%	1.15%	1.20%	1.12%A	1.11%	1.16%
Net investment income (loss)	(.20)%A	(.23)%	.18%	1.27%	.20%A	.93%I	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,211	$ 1,426	$ 1,428	$ 1,343	$ 2,288	$ 1,719	$ 736
Portfolio turnover rateG	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..49%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. M Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share. N The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008H	2007K	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72
Income from Investment Operations
Net investment income (loss)E	(.06)	(.15)	(.01)	.22	(.01)	.26I	.04
Net realized and unrealized gain (loss)	(.93)	6.48	4.83	(12.73)	(.95)	5.39	4.88
Total from investment operations	(.99)	6.33	4.82	(12.51)	(.96)	5.65	4.92
Distributions from net investment income	(.29)	-N	(.06)	(.10)	(.14)	-	(.03)
Distributions from net realized gain	-	(.02)N	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.29)	(.02)	(.07)	(.10)	(1.13)M	(.17)	(.12)L
Net asset value, end of period	$ 33.08	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52
Total ReturnB,C,D	(2.79)%	22.58%	20.72%	(34.71)%	(2.57)%	17.45%	17.80%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.36%A	1.35%	1.37%	1.42%	1.34%A	1.34%	1.40%
Expenses net of fee waivers, if any	1.36%A	1.35%	1.37%	1.42%	1.34%A	1.34%	1.40%
Expenses net of all reductions	1.35%A	1.35%	1.37%	1.42%	1.34%A	1.34%	1.39%
Net investment income (loss)	(.42)%A	(.45)%	(.04)%	1.05%	(.03)%A	.70%I	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 795	$ 906	$ 867	$ 728	$ 1,037	$ 895	$ 480
Portfolio turnover rateG	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been ..26%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. M Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share. N The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008H	2007K	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32
Income from Investment Operations
Net investment income (loss)E	(.14)	(.33)	(.17)	.10	(.15)	.05I	(.13)
Net realized and unrealized gain (loss)	(.91)	6.30	4.72	(12.43)	(.93)	5.29	4.81
Total from investment operations	(1.05)	5.97	4.55	(12.33)	(1.08)	5.34	4.68
Distributions from net investment income	(.22)	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	(.93)	(.17)	(.06)
Total distributions	(.22)	-	(.01)	(.04)	(.93)M	(.17)	(.06)L
Net asset value, end of period	$ 31.97	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94
Total ReturnB,C,D	(3.10)%	21.89%	20.00%	(35.06)%	(2.93)%	16.79%	17.14%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.95%A	1.93%	1.96%	1.97%	1.92%A	1.90%	1.96%
Expenses net of fee waivers, if any	1.95%A	1.93%	1.96%	1.97%	1.92%A	1.90%	1.96%
Expenses net of all reductions	1.93%A	1.92%	1.96%	1.97%	1.92%A	1.90%	1.95%
Net investment income (loss)	(1.00)%A	(1.03)%	(.63)%	.49%	(.61)%A	.14%I	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 100	$ 121	$ 131	$ 128	$ 230	$ 227	$ 150
Portfolio turnover rateG	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Distributions from net realized gain represent $.055 per share. M Distributions from net realized gain represent $.932 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008H	2007K	2006K
Selected Per-Share Data
Net asset value, beginning of period	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28
Income from Investment Operations
Net investment income (loss)E	(.13)	(.31)	(.15)	.11	(.13)	.07I	(.10)
Net realized and unrealized gain (loss)	(.91)	6.29	4.72	(12.42)	(.94)	5.30	4.79
Total from investment operations	(1.04)	5.98	4.57	(12.31)	(1.07)	5.37	4.69
Distributions from net investment income	(.23)	-	-L	(.04)	(.01)	-	-
Distributions from net realized gain	-	-	(.01)	-	(.98)	(.17)	(.06)
Total distributions	(.23)	-	(.01)	(.04)	(.99)M	(.17)	(.06)N
Net asset value, end of period	$ 31.97	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91
Total ReturnB,C,D	(3.06)%	21.94%	20.13%	(35.06)%	(2.91)%	16.90%	17.20%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.88%A	1.86%	1.89%	1.94%	1.85%A	1.84%	1.89%
Expenses net of fee waivers, if any	1.88%A	1.86%	1.89%	1.94%	1.85%A	1.84%	1.89%
Expenses net of all reductions	1.86%A	1.86%	1.89%	1.94%	1.85%A	1.84%	1.88%
Net investment income (loss)	(.93)%A	(.97)%	(.56)%	.53%	(.54)%A	.20%I	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 522	$ 525	$ 496	$ 962	$ 850	$ 413
Portfolio turnover rateG	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended November 30. L Amount represents less than $.01 per share. M Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share. N Distributions from net realized gain represent $.055 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2012	Years ended July 31,
	(Unaudited)	2011	2010	2009	2008G	2007J	2006J
Selected Per-Share Data
Net asset value, beginning of period	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34
Income from Investment Operations
Net investment income (loss)D	.01	.02	.13	.33	.12	.46H	.21
Net realized and unrealized gain (loss)	(.96)	6.67	4.96	(13.06)	(.99)	5.51	4.98
Total from investment operations	(.95)	6.69	5.09	(12.73)	(.87)	5.97	5.19
Distributions from net investment income	(.35)	(.05)M	(.15)	(.15)	(.31)	(.11)	(.13)
Distributions from net realized gain	-	(.10)M	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.35)	(.15)	(.16)	(.15)	(1.29)K	(.28)	(.21)L
Net asset value, end of period	$ 34.14	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32
Total ReturnB,C	(2.57)%	23.21%	21.30%	(34.38)%	(2.26)%	18.06%	18.43%
Ratios to Average Net AssetsE,I
Expenses before reductions	.87%A	.85%	.87%	.93%	.85%A	.84%	.87%
Expenses net of fee waivers, if any	.87%A	.85%	.87%	.93%	.85%A	.84%	.87%
Expenses net of all reductions	.85%A	.85%	.87%	.93%	.85%A	.83%	.86%
Net investment income (loss)	.08%A	.04%	.46%	1.54%	.47%A	1.21%H	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 643	$ 694	$ 710	$ 561	$ 985	$ 722	$ 203
Portfolio turnover rateF	44%A	18%	22%	45%	22%A	19%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. H Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .77%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended November 30. K Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share. L Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. M The amount shown reflects certain reclassifications related to book to tax differences.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, non-taxable dividends, equity-debt classifications, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 628,052
Gross unrealized depreciation	(318,978)
Net unrealized appreciation (depreciation) on securities and other investments	$ 309,074

Tax cost	$ 2,916,551

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At July 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (25,004)
2018	(769,478)
Total capital loss carryforward	$ (794,482)

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $656,300 and $976,981, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,433	$ -
Class T	.25%	.25%	1,867	-
Class B	.75%	.25%	483	363
Class C	.75%	.25%	2,105	145
			$ 5,888	$ 508

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 62
Class T	10
Class B*	122
Class C*	24
$ 218

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 1,387.24
Class T	778.21
Class B	144.30
Class C	480.23
Institutional Class	609.22
	$ 3,398

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $150. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $9 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $200 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2012	Year ended July 31, 2011
From net investment income
Class A	$ 11,505	$ 330
Class T	7,107	-
Class B	710	-
Class C	3,243	-
Institutional Class	6,300	1,110
Total	$ 28,865	$ 1,440
From net realized gain
Class A	$ -	$ 2,670
Class T	-	690
Institutional Class	-	2,012
Total	$ -	$ 5,372

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2012	Year ended July 31, 2011	Six months ended January 31, 2012	Year ended July 31, 2011
Class A
Shares sold	3,627	8,794	$ 111,125	$ 302,028
Reinvestment of distributions	347	84	10,560	2,694
Shares redeemed	(8,793)	(18,145)	(264,530)	(605,426)
Net increase (decrease)	(4,819)	(9,267)	$ (142,845)	$ (300,704)
Class T
Shares sold	2,843	6,492	$ 84,744	$ 217,970
Reinvestment of distributions	222	19	6,629	643
Shares redeemed	(5,392)	(11,059)	(159,951)	(364,349)
Net increase (decrease)	(2,327)	(4,548)	$ (68,578)	$ (145,736)
Class B
Shares sold	22	89	$ 627	$ 2,833
Reinvestment of distributions	21	-	605	-
Shares redeemed	(566)	(1,245)	(16,228)	(39,345)
Net increase (decrease)	(523)	(1,156)	$ (14,996)	$ (36,512)
Class C
Shares sold	510	1,737	$ 14,688	$ 57,110
Reinvestment of distributions	88	-	2,548	-
Shares redeemed	(2,475)	(5,296)	(70,866)	(166,690)
Net increase (decrease)	(1,877)	(3,559)	$ (53,630)	$ (109,580)
Institutional Class
Shares sold	5,076	9,169	$ 159,600	$ 313,032
Reinvestment of distributions	165	78	5,095	2,419
Shares redeemed	(6,011)	(14,227)	(183,836)	(463,031)
Net increase (decrease)	(770)	(4,980)	$ (19,141)	$ (147,580)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSFI-USAN-0312
1.786798.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 23, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 23, 2012